Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization
The movement in intangible assets and the related accumulated amortization as of December 31, 2017, 2018 and 2019 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	13,288	37,917	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	—	(8,419)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	13,288	29,498	960,286
Additions	—	—	38,156	5,274	3,330	49,698	—	20,832	117,290
Capitalization of interest	—	—	26,015	—	—	—	—	—	26,015
Deconsolidation, net	(3,524)	—	(17,354)	—	(21)	—	—	(2,767)	(23,666)
Transfers from assets under construction	—	—	(11,217)	—	2,761	5,008	—	3,617	169
Derecognition - net	—	—	(537)	—	(1,572)	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	(2,973)	(86,557)
Impairment loss	(20,068)	(29,541)	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

At December 31, 2017
Cost	197,547	110,486	841,229	98,607	59,913	396,806	13,288	59,324	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	—	(11,295)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

At January 1, 2018
Cost	197,547	110,486	841,229	98,607	59,913	396,806	13,288	59,324	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	—	(11,295)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	5,067	100,681
Capitalization of interest	—	—	3,361	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	(8,358)	(22,758)	(8,909)	(10,153)	—	—	(1,863)	(72,127)
Transfers from assets under construction	—	—	—	—	199	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	270	(6,735)

Net final cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

At December 31, 2018
Cost	174,031	97,097	836,254	85,482	16,177	461,224	13,288	58,267	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	—	(12,499)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

At January 1, 2019
Cost	174,031	97,097	836,254	85,482	16,177	461,224	13,288	58,267	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	—	(12,499)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

Net initial cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095
Additions	—	—	26,645	—	3,745	102,022	—	5,212	137,624
Capitalization of interest expenses	—	—	2,725	—	—	—	—	802	3,527
Transfers from assets under construction	—	—	—	—	672	—	—	(672)	—
Derecognition - net	(930)	—	—	—	(2,015)	—	—	(4,106)	(7,051)
Amortization	—	—	(49,049)	(3,682)	(5,308)	(43,552)	—	(3,687)	(105,278)
Impairment loss	(33,089)	—	(3,213)	—	—	—	(2,468)	—	(38,770)
Impairment reversal	—	20,676	—	—	—	—	—	—	20,676
Translations adjustments	(1,902)	(2,471)	—	(114)	(21)	—	—	—	(4,508)
Reclassifications	—	49	(15,198)	(12,760)	19,410	(3,717)	—	12,216	—

Net final cost	57,367	70,695	443,950	501	20,475	193,974	10,820	55,533	853,315

At December 31, 2019
Cost	93,887	73,836	710,290	72,810	48,073	558,530	13,288	113,057	1,683,771
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(27,598)	(364,556)	(2,468)	(57,524)	(830,456)

Net cost	57,367	70,695	443,950	501	20,475	193,974	10,820	55,533	853,315

Summary of Goodwill Allocated to Cash-Generating Units (CGU)	At December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2017	2018	2019
Engineering and construction	75,051	71,621	36,632
Electromechanical	20,737	20,737	20,735
Mining and construction services	13,366	—	—
IT equipment and services	930	930	—
Telecommunications services	6,720	—	—

	116,804	93,288	57,367

Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal
The main assumptions used by the Group to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical
	%	%
2017
Gross margin	9.50%	8.00%
Terminal growth rate	3.00%	2.00%
Discount rate	11.18%	11.48%
2018
Gross margin	12.67%	7.63%
Terminal growth rate	3.00%	2.00%
Discount rate	12.55%	11.44%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%

The main assumptions used by the Group to determine fair value less cost of sales are as follows:

	Engineering and construction
	Morelco	Vial y Vives- DSD
	%	%
2017
Average revenue growth rate	9.60%	25.00%
Terminal growth rate	3.00%	4.00%
Discount rate	11.18%	14.80%
2018
Average revenue growth rate	12.25%	19.58%
Terminal growth rate	3.00%	3.00%
Discount rate	12.55%	14.00%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%

Summary of Amortization of Intangibles
Amortization of intangibles is broken down in the consolidated income statement as follows:

	2017	2018	2019
Cost of sales and services (Note 26)	67,381	98,318	99,589
Administrative expenses (Note 26)	3,002	4,856	5,689
(+) Amortization discontinued operations	16,174	8,898	—

	86,557	112,072	105,278

Disclosure Of Detailed Information About Concessions
As of December 31, mainly include intangibles of Norvial S.A.:

	2018	2019
EPC Contract	70,133	62,319
Construction of the second tranch of the “Ancon- Huacho-Pativilca” highway	12,463	4,809
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	9,836	950
Road improvement	15,558	14,449
Implementation for road safety	6,283	8,152
Work capitalization of second roadway	310,417	314,614
Disbursements for land adquisition	4,757	4,233
Other intangible assets contracted for the delivery process	6,775	7,477

Total Norvial S.A.	436,222	417,003
Other concessions	45,818	26,947

	482,040	443,950